ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.9%

CONSUMER DISCRETIONARY 19.0%

Auto Components 0.1%
Gentex (1)	6,400	112
		112
Automobiles 0.7%
Harley-Davidson (1)	5,900	306
Thor Industries (1)	3,400	182
Winnebago (1)	3,100	94
		582
Diversified Consumer Services 1.0%
Apollo Group, Class A (2)	2,757	145
Career Education (2)	3,100	117
Devry (1)(2)	4,600	105
H&R Block	8,700	188
ITT Educational Services (2)	2,900	186
Universal Technical Institute (1)(2)	2,700	81
		822
Hotels, Restaurants & Leisure 5.8%
Boyd Gaming (1)	6,400	320
Choice Hotels International	8,800	403
Harrah's Entertainment	4,200	327
Hilton	16,600	423
International Game Technology	11,200	394
Las Vegas Sands (2)	4,400	249
Marriott, Class A	7,400	508
Outback Steakhouse (1)	3,900	171
Panera Bread, Class A (1)(2)	1,700	128
Royal Caribbean Cruises	8,300	349
Shuffle Master (1)(2)	12,398	443
Station Casinos	3,800	302
The Cheesecake Factory (2)	4,400	165
Tim Hortons (1)(2)	1,200	32
WMS Industries (1)(2)	3,900	117
Wynn Resorts (1)(2)	6,400	492
		4,823
Household Durables 1.9%
Centex	3,100	192
Garmin (1)	2,600	207
Harman International	3,600	400
KB Home	1,900	123
Lennar, Class A	4,700	284
Meritage (1)(2)	2,300	126
Pulte	3,600	138
Toll Brothers (1)(2)	3,800	132
		1,602
Internet & Catalog Retail 0.3%
Amazon.com (1)(2)	7,400	270
		270
Leisure Equipment & Products 0.1%
Brunswick	2,300	89
		89
Media 4.2%
Citadel Broadcasting (1)	11,500	128
Clear Channel Outdoor, Class A (2)	15,100	354
Dreamworks Animation, Class A (1)(2)	4,700	124
Getty Images (1)(2)	6,900	517
Harte-Hanks	4,500	123
Lamar Advertising (2)	8,900	468
McGraw-Hill	2,300	132
Meredith	2,700	151
Omnicom	6,500	541
Radio One, Class D (1)(2)	11,600	87
Salem Communications, Class A (1)(2)	6,400	96
Scripps, Class A	2,600	116
Univision Communications, Class A (2)	8,000	276
WPP Group ADR (1)	6,800	408
		3,521
Multiline Retail 0.8%
Dollar General	17,600	311
Family Dollar Stores	7,600	202
Fred's, Class A (1)	8,400	111
		624
Specialty Retail 3.6%
Bed Bath & Beyond (2)	9,600	369
Dick's Sporting Goods (2)	3,500	139
Men's Wearhouse	2,700	97
Michaels Stores	5,500	207
O'Reilly Automotive (2)	9,000	329
PETsMART	8,600	242
Ross Stores	10,100	295
Staples	9,800	250
Tiffany	8,700	326
TJX	20,600	511
Williams-Sonoma (2)	6,100	259
		3,024
Textiles, Apparel, & Luxury Goods 0.5%
Coach (2)	13,100	453
		453

Total Consumer Discretionary		15,922

CONSUMER STAPLES 1.1%

Food Products 0.9%
Delta Pine & Land (1)	5,000	151
Hershey Foods	4,300	225
McCormick	5,800	196
Tootsie Roll Industries	48	1
Wrigley	2,900	186
		759
Personal Products 0.2%
Avon	6,000	187
		187

Total Consumer Staples		946

ENERGY 9.4%

Energy Equipment & Services 5.3%
Baker Hughes	4,800	328
BJ Services	23,000	796
Cooper Cameron (2)	18,700	824
Grant Prideco (2)	19,400	831
Smith International	22,000	857
Weatherford International (2)	16,500	755
		4,391
Oil, Gas & Consumable Fuels 4.1%
Bill Barrett (1)(2)	24,000	782
Foundation Coal Holdings (1)	9,000	370
Murphy Oil	13,300	663
Ultra Petroleum (2)	3,500	218
Williams Companies	30,900	661
XTO Energy	17,133	747
		3,441

Total Energy		7,832

FINANCIALS 12.5%

Capital Markets 6.6%
Blackrock	3,700	518
Charles Schwab	13,000	224
E*TRADE Financial (2)	19,600	529
Eaton Vance	12,400	340
Federated Investors, Class B	3,700	144
Investors Financial Services (1)	14,800	694
Janus Capital Group	5,000	116
John Nuveen (1)	7,300	351
Lazard (1)	3,400	150
Legg Mason	2,750	345
Mellon Financial	7,800	278
Northern Trust	9,700	509
optionsXpress Holdings (1)	6,400	186
SEI	2,400	97
State Street	9,300	562
TD Ameritrade Holding	23,100	482
		5,525
Commercial Banks 1.4%
City National	1,400	107
East West Bancorp	3,000	116
First Horizon National (1)	2,200	92
SVB Financial Group (1)(2)	3,900	207
Synovus Financial	18,900	512
UCBH Holdings (1)	5,600	106
		1,140
Diversified Financial Services 2.7%
CBOT Holdings, Class A (1)(2)	6,000	717
Chicago Mercantile Exchange Holdings	1,700	761
Moody's	11,200	800
		2,278
Insurance 1.8%
Ambac	2,100	167
Arch Capital Group (1)(2)	4,100	237
Arthur J. Gallagher	2,800	78
Axis Capital Holdings	5,600	167
Brown & Brown	6,300	209
Markel (2)	400	135
Marsh & McLennan	6,600	194
MBIA	2,200	132
Willis Group (1)	4,900	168
		1,487

Total Financials		10,430

HEALTH CARE 17.0%

Biotechnology 4.2%
Alkermes (1)(2)	5,400	119
Amylin Pharmaceuticals (1)(2)	4,300	211
Celgene (1)(2)	11,000	486
Cephalon (1)(2)	3,600	217
Charles River Laboratories International (2)	4,200	206
deCode genetics (1)(2)	13,600	118
Genzyme (2)	1,700	114
Martek Biosciences (1)(2)	4,800	158
MedImmune (2)	9,400	344
Millennium Pharmaceuticals (2)	9,300	94
Myogen (1)(2)	3,500	127
Nektar Therapeutics (1)(2)	6,500	133
Neurocrine Biosciences (1)(2)	2,900	187
OSI Pharmaceuticals (1)(2)	4,500	144
PDL Biopharma (1)(2)	3,200	105
Qiagen NV (1)(2)	10,400	155
Techne (2)	2,900	174
Theravance (1)(2)	5,200	146
Vertex Pharmaceuticals (1)(2)	7,800	285
		3,523
Health Care Equipment & Supplies 6.3%
American Medical Systems (1)(2)	12,200	274
ArthroCare (1)(2)	3,000	143
Bausch & Lomb	3,900	248
Becton, Dickinson	4,300	265
Biomet	8,800	313
C R Bard	7,400	502
Dade Behring Holdings	3,900	139
Dentsply International	3,300	192
Edwards Lifesciences (2)	4,700	204
Gen-Probe (2)	2,500	138
Hologic (1)(2)	2,600	144
Integra LifeSciences (1)(2)	3,100	127
Invitrogen (2)	2,200	154
Kyphon (1)(2)	4,000	149
Millipore (2)	2,600	190
ResMed (1)(2)	5,500	242
Respironics (2)	6,800	265
Smith & Nephew ADR	2,700	120
St. Jude Medical (2)	3,600	148
Sybron Dental Specialties (1)(2)	5,200	214
Thermo Electron (2)	3,500	130
Varian Medical Systems (2)	6,100	343
Ventana Medical Systems (1)(2)	4,000	167
Waters Corporation (2)	5,200	224
Zimmer Holdings (2)	2,700	183
		5,218
Health Care Providers & Services 5.3%
Coventry Health Care (2)	9,200	497
DaVita (2)	5,549	334
Express Scripts (2)	4,800	422
Health Management	5,300	114
Healthways (1)(2)	2,800	143
Henry Schein (2)	5,700	273
Humana (2)	10,400	547
Laboratory Corporation of America (2)	6,000	351
LifePoint Hospitals (2)	3,500	109
Lincare Holdings (2)	8,400	327
Manor Care	4,500	200
Medco (2)	6,200	355
Omnicare (1)	3,200	176
Patterson Companies (2)	5,200	183
Quest Diagnostics	8,100	415
		4,446
Pharmaceuticals 1.2%
Allergan	4,802	521
Atherogenics (1)(2)	8,400	137
Sepracor (1)(2)	7,300	356
		1,014
Total Health Care		14,201
INDUSTRIALS & BUSINESS SERVICES 11.6%
Aerospace & Defense 1.7%
Empresa Brasileira ADR	9,600	354
Precision Castparts	7,400	439
Rockwell Collins	11,000	620
		1,413
Air Freight & Logistics 1.4%
C H Robinson Worldwide	8,700	427
Expeditors International of Washington	4,700	406
UTi Worldwide	11,100	351
		1,184
Airlines 1.3%
SkyWest (1)	17,600	515
Southwest Airlines	30,500	549
		1,064
Commercial Services & Supplies 3.9%
ARAMARK, Class B	4,600	136
Avery Dennison	1,700	99
ChoicePoint (2)	6,800	304
Cintas	9,200	392
Corporate Executive Board	5,400	545
Dun & Bradstreet (2)	3,300	253
Equifax	4,500	168
HNI Corporation	2,700	159
LECG (1)(2)	7,000	135
Manpower	2,300	132
Ritchie Bros Auctioneers	7,400	366
Robert Half International	9,300	359
Stericycle (2)	3,300	223
		3,271
Construction & Engineering 0.5%
Fluor	5,200	446
		446
Electrical Equipment 0.6%
AMETEK	7,700	346
II-VI (1)(2)	6,300	114
		460
Industrial Conglomerates 0.4%
Roper Industries	7,200	350
		350
Machinery 0.7%
Danaher	3,000	191
IDEX	2,550	133
ITT Industries	2,800	157
Pall	2,900	91
		572
Road & Rail 0.5%
Landstar Systems	9,500	419
		419
Trading Companies & Distributors 0.6%
W. W. Grainger	6,200	467
		467
Total Industrials & Business Services		9,646
INFORMATION TECHNOLOGY 24.1%

Communications Equipment 0.6%
F5 Networks (1)(2)	2,700	196
Juniper Networks (2)	17,300	331
		527
Computers & Peripherals 0.3%
Avid Technology (1)(2)	2,900	126
QLogic (2)	5,000	97
		223
Electronic Equipment & Instruments 1.9%
CDW	4,300	253
Cogent (1)(2)	16,600	305
Dolby Laboratories, Class A (2)	5,900	123
FLIR Systems (1)(2)	5,200	148
Jabil Circuit (2)	7,400	317
National Instruments	4,550	148
Symbol Technologies (1)	26,300	278
		1,572
Internet Software & Services 1.5%
Digital River (1)(2)	4,400	192
Monster Worldwide (2)	9,100	454
Sina (1)(2)	4,900	137
VeriSign (2)	13,700	328
Websense (1)(2)	4,000	110
		1,221
IT Services 4.3%
Checkfree (2)	2,500	126
Cognizant Technology Solutions (2)	10,200	607
DST Systems (2)	3,400	197
Fidelity National Information	5,700	231
Fiserv (2)	4,500	192
Global Payments	5,200	276
Iron Mountain (2)	7,200	293
Moneygram International	23,900	734
Paychex	15,000	625
Satyam Computer Services ADR (1)	6,400	280
		3,561
Office Electronics 0.1%
Zebra Technologies (2)	2,850	127
		127
Semiconductor & Semiconductor Equipment 10.2%
Advanced Micro Devices (2)	8,600	285
Altera (2)	33,500	692
Analog Devices	17,900	685
Broadcom, Class A (2)	16,300	704
Cymer (2)	3,300	150
Integrated Device Technology (2)	13,300	198
Intersil Holding, Class A	5,700	165
KLA-Tencor	3,800	184
Lam Research (2)	3,400	146
Linear Technology	21,700	761
Marvell Technology Group (2)	10,100	546
Maxim Integrated Products	20,200	750
Microchip Technology	19,900	722
National Semiconductor	24,700	688
Semtech (2)	5,200	93
Silicon Laboratories (2)	11,800	648
Teradyne (2)	28,600	444
Xilinx	27,600	703
		8,564
Software 5.2%
Activision (2)	12,254	169
Cadence Design Systems (2)	9,100	168
Check Point Software Technologies (2)	8,900	178
Citrix Systems (2)	5,600	212
Cognos (2)	6,200	241
Electronic Arts (2)	3,000	164
FactSet Research Systems (1)	4,350	193
Fair Isaac	3,700	147
FileNet (1)(2)	5,800	157
Hyperion Solutions (2)	3,750	122
Internet Security Systems (2)	3,900	94
Intuit (2)	9,200	489
Jack Henry & Associates (1)	7,100	162
McAfee (2)	11,500	280
Mercury Interactive (2)	3,700	129
NAVTEQ (2)	10,900	552
Red Hat (1)(2)	13,800	386
Salesforce.com (1)(2)	3,300	120
Synopsys (2)	4,200	94
THQ (1)(2)	10,100	262
		4,319

Total Information Technology		20,114

MATERIALS 1.6%

Chemicals 1.4%
Ecolab	11,000	420
Monsanto	1,600	136
Praxair	3,300	182
Sigma Aldrich (1)	1,700	112
Symyx Technologies (1)(2)	4,400	122
Valspar	7,400	206
		1,178
Containers & Packaging 0.2%
Sealed Air	2,300	133
		133

Total Materials		1,311
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 0.3%
Neustar, Class A (2)	7,100	220
		220
Wireless Telecommunication Services 2.7%
American Tower Systems, Class A (2)	19,900	603
Crown Castle International (2)	19,700	559
NII Holdings, Class B (2)	11,600	684
Rogers Communications, Class B	11,700	446
		2,292
Total Telecommunication Services		2,512
UTILITIES 0.4%
Independent Power Producers & Energy Traders 0.4%
AES (2)	19,300	329
Total Utilities		329
Total Miscellaneous Common Stocks 0.2% (3)		204
Total Common Stocks (Cost $69,908)		83,447
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Reserve Investment Fund, 4.71% (4)(5)	492,748	493
Total Short-Term Investments (Cost $493)		493
SECURITIES LENDING COLLATERAL 18.4%
Money Market Trust 18.4%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.663% (4)	15,333,175	15,333
Total Securities Lending Collateral (Cost $15,333)		15,333
Total Investments in Securities
118.9% of Net Assets (Cost $85,734)		$99,273

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2006 - see Note 2
(2)	Non-income producing
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of mid-cap growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $15,094,000; aggregate collateral consisted of $15,333,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $85,734,000. Net unrealized gain aggregated $13,539,000 at period-end, of which $15,172,000 related to appreciated investments and $1,633,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $9,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $493,000 and $986,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006